Condensed Consolidated Balance Sheets (Parenthetical) (unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Series A, convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A, convertible preferred stock, shares authorized	400	400	400
Series A, convertible preferred stock, shares issued	100	100	100
Series A, convertible preferred stock, shares outstanding	60	60	100
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	49,287,376	46,692,376	44,281,127
Common stock, shares outstanding	49,287,376	46,692,376	44,281,127
Treasury stock shares, Series A, convertible preferred stock	40	40